Stock Transactions And Stock-Based Compensation (Summary Of Unvested RSU And PSU Activity) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of RSUs/PSUs
Unvested at beginning of year (in shares)	0.4	0.5	0.5
Granted (in shares)	0.2	0.1	0.2
Vested (in shares)	(0.1)	(0.1)	(0.1)
Forfeited (in shares)	(0.1)	(0.1)	(0.1)
Unvested at end of year (in shares)	0.4	0.4	0.5
Weighted Average Grant-Date Fair Value
Unvested at beginning of year (in USD per share)	$ 65.88	$ 60.43	$ 55.33
Grant (in USD per share)	98.26	85.22	66.43
Vested (in USD per share)	65.81	55.83	49.16
Forfeited (in USD per share)	77.38	68.04	58.20
Unvested at end of year (in USD per share)	$ 79.21	$ 65.88	$ 60.43